Related party transactions - Other related parties (Details) - Related Party - Associated Companies - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Management fees and other	$ 2,976	$ 2,885	$ 6,140	$ 7,122
Distributions	619	1,517	17,727	9,415
Contributions	$ 0	$ 0	$ (476)	$ (544)